Short-term debt (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt
Short-term debt from unrelated parties	€ 901,334	€ 665,013
Short-term debt from related parties	3,000	4,000
Short-term debt	904,334	669,013
Cash and cash equivalents before offset	1,492,904	1,354,390
Short-term debt from unrelated parties before offset	1,032,940	745,616
Commercial paper program
Debt
Short-term debt from unrelated parties	831,934	495,424
Outstanding amount	834,000	496,500
Commercial paper program | Maximum
Debt
Commercial paper borrowing limit	1,500,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	69,328	169,511
Borrowings offset under cash management system	131,606	80,603
Other
Debt
Short-term debt from unrelated parties	72	€ 78
Related party revolving facility | Maximum
Debt
Short term borrowing capacity from related party	€ 600,000